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                                                Filed Pursuant to Rule 497(e)
                                                Registration File No.: 2-94996




                            THE HUDSON RIVER TRUST

                         Principal Office Located at
           1345 Avenue of the Americas -- New York, New York 10105

                       SUPPLEMENT DATED JULY 1, 1998 TO
                         PROSPECTUS DATED MAY 1, 1998

   Effective July 1, 1998, the Trust shares offered by this prospectus are distributed by EQ Financial Consultants, Inc., a Delaware corporation and an indirect, wholly-owned subsidiary of The Equitable Life Assurance Society of the United States, located at 1290 Avenue of the Americas, New York, New York 10104. Accordingly, the term "Distributor" as used in this prospectus refers to EQ Financial Consultants, Inc.

                 THIS SUPPLEMENT SHOULD BE RETAINED WITH THE
                       PROSPECTUS FOR FUTURE REFERENCE.

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